Loans - Breakdown of Group's Borrowings (Detail) - ARS ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of detailed information about borrowings [abstract]
Balance at beginning of the year	$ 154,345	$ 105,751	$ 49,305
Proceed from loans	54,719	101,322	55,158
Payments of loans	(36,346)	(73,286)	(24,090)
Payments of interest	(17,912)	(16,330)	(6,780)
Accrued interest	17,995	16,623	8,342
Net exchange differences and translation	21,465	20,265	26,189
Reclassifications and other movements	(3,203)		(2,373)
Balance at the end of the year	$ 191,063	$ 154,345	$ 105,751